Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 20,088,970
Trade and other receivables	15,840,649
Inventories	5,693,644
Property, plant and equipment	81,985,622
Intangible assets	31,354,386
Others	24,945,922
Trade and other payables	(19,755,598)
Borrowings and bonds payables	(24,157,174)
Others	(3,963,201)
Fair value of identifiable net assets acquired	132,033,220
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	349,496
Trade and other receivables	371,144
Inventories	403,887
Property, plant and equipment	683,207
Intangible assets	128,900
Others	237,766
Trade and other payables	(224,295)
Borrowings and bonds payables	(951,519)
Others	(148,723)
Fair value of identifiable net assets acquired	849,863
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	23,197
Trade and other receivables	5,732
Inventories	11,033
Property, plant and equipment	1,361,572
Intangible assets	290,757
Others	317,888
Trade and other payables	(133,278)
Borrowings and bonds payables	(1,371,395)
Others	(290,273)
Fair value of identifiable net assets acquired	215,233
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	108,718
Trade and other receivables	58,713
Inventories	229
Property, plant and equipment	525,048
Intangible assets	11,704
Others	99,112
Trade and other payables	(217,887)
Borrowings and bonds payables	(190,737)
Others	(63,708)
Fair value of identifiable net assets acquired	331,192
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2,349,164	$ 83,660
Trade and other receivables	4,434,296	157,917
Inventories	4,763,237	169,631
Property, plant and equipment	1,730,783	61,637
Intangible assets	642,838	22,893
Others	1,798,564	64,051
Trade and other payables	(4,575,720)	(162,953)
Borrowings and bonds payables	(356,417)	(12,693)
Others	(2,588,277)	(92,175)
Fair value of identifiable net assets acquired	$ 8,198,468	$ 291,968